Employee Benefits Plan - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [Line Items]
Equities	$ 641	$ 1,204
Bonds	1,578	3,930
Multi-asset	119	737
Property	3	33
Insurance	37	171
Derivatives	221	375
Cash and cash equivalents	248	678
Other	10	14
Total	2,857	7,142
U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	151	272
U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	6	11
All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	484	921
Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	794	888
Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	130	194
Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2	605
Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	515	551
Government Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		1,169
Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	11	15
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	126	508
Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset		99
Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	119	638
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	193	344
Bonds	256	374
Property	3	27
Derivatives	1
Cash and cash equivalents	14	408
Other	2	6
Total	469	1,159
Quoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	113	149
Quoted Plan Assets [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	6	11
Quoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	74	184
Quoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	181	197
Quoted Plan Assets [Member] | Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		2
Quoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2	10
Quoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2	7
Quoted Plan Assets [Member] | Government Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		2
Quoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		2
Quoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	71	154
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	448	860
Bonds	1,322	3,556
Multi-asset	119	737
Property		6
Insurance	37	171
Derivatives	220	375
Cash and cash equivalents	234	270
Other	8	8
Total	2,388	5,983
Unquoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	38	123
Unquoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	410	737
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	613	691
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	130	192
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		595
Unquoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	513	544
Unquoted Plan Assets [Member] | Government Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		1,167
Unquoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	11	13
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	55	354
Unquoted Plan Assets [Member] | Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset		99
Unquoted Plan Assets [Member] | Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 119	$ 638